Cost of sales and expenses by their nature (Tables)	12 Months Ended
Dec. 31, 2018
Expenses by nature [abstract]
Schedule of Cost of Sales and Administration Expenses
At the years ended at December 31, 2018, 2017 and 2016, the cost of sales and administration expenses consist of the following:

	2 0 1 8	2 0 1 7	2 0 1 6

Raw materials and consumables	$15,565,242	$11,268,400	$10,968,932
Electrical energy	2,536,387	2,123,658	1,767,149
Ferroalloys	1,973,586	1,734,914	1,403,206
Refractories	613,563	492,781	466,815
Oxygen	279,272	213,838	211,051
Electrodes	1,463,091	419,741	276,473
Gas and fuels	766,163	612,605	518,072
Labor	3,181,556	2,699,414	2,931,108
Operation materials	954,415	1,000,752	890,002
Depreciation and amortization	1,112,418	1,465,759	1,429,380
Maintenance	2,243,255	2,586,507	2,565,772
Other expenses	954,379	615,100	625,120
	$31,643,327	$25,233,469	$24,053,080

	2 0 1 8	2 0 1 7	2 0 1 6

Cost of sales	$30,563,315	$23,994,526	$22,775,593
Administrative expenses	1,080,012	1,238,943	1,277,487
	$31,643,327	$25,233,469	$24,053,080